Quarterly Holdings Report
for
Fidelity® VIP Investment Grade Central Fund
September 30, 2021
VIGC-NPRT3-1121
1.837325.115
Nonconvertible Bonds - 33.7%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.:
2.55% 12/1/33	14,944,000	14,702,176
3.8% 12/1/57	15,250,000	15,578,668
4.3% 2/15/30	2,799,000	3,212,070
4.45% 4/1/24	480,000	520,080
4.75% 5/15/46	15,700,000	18,779,499
Verizon Communications, Inc.:
2.1% 3/22/28	5,981,000	6,071,253
2.55% 3/21/31	5,536,000	5,604,040
3% 3/22/27	1,295,000	1,389,768
4.862% 8/21/46	7,441,000	9,476,060
5.012% 4/15/49	289,000	378,588
		75,712,202
Entertainment - 0.4%
The Walt Disney Co.:
3.8% 3/22/30	23,020,000	26,163,293
4.7% 3/23/50	7,268,000	9,529,303
		35,692,596
Media - 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	5,742,000	5,887,890
4.908% 7/23/25	3,860,000	4,341,051
5.375% 5/1/47	18,172,000	21,757,257
6.484% 10/23/45	2,744,000	3,730,688
Comcast Corp.:
3.9% 3/1/38	1,072,000	1,217,299
4.65% 7/15/42	2,539,000	3,154,820
Discovery Communications LLC:
3.625% 5/15/30	3,476,000	3,769,773
4.65% 5/15/50	9,399,000	10,892,102
Fox Corp.:
3.666% 1/25/22	721,000	728,599
4.03% 1/25/24	1,268,000	1,360,486
4.709% 1/25/29	1,835,000	2,137,656
5.476% 1/25/39	1,809,000	2,310,116
5.576% 1/25/49	1,201,000	1,617,300
Time Warner Cable LLC:
4.5% 9/15/42	924,000	1,011,171
5.5% 9/1/41	1,700,000	2,083,506
5.875% 11/15/40	1,500,000	1,892,102
6.55% 5/1/37	20,209,000	27,267,702
7.3% 7/1/38	3,781,000	5,423,932
		100,583,450
Wireless Telecommunication Services - 0.3%
T-Mobile U.S.A., Inc.:
3.75% 4/15/27	6,100,000	6,720,313
3.875% 4/15/30	8,820,000	9,738,710
4.375% 4/15/40	1,316,000	1,516,252
4.5% 4/15/50	2,586,000	3,014,678
		20,989,953
TOTAL COMMUNICATION SERVICES		232,978,201
CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.2%
General Motors Financial Co., Inc. 4.25% 5/15/23	2,080,000	2,197,398
Volkswagen Group of America Finance LLC:
2.9% 5/13/22 (b)	5,728,000	5,817,590
3.125% 5/12/23 (b)	4,990,000	5,184,286
		13,199,274
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	2,932,000	3,113,726
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp.:
3.5% 7/1/27	1,685,000	1,861,577
3.6% 7/1/30	2,005,000	2,229,984
		4,091,561
Leisure Products - 0.1%
Hasbro, Inc. 3% 11/19/24	4,395,000	4,653,413
Specialty Retail - 0.2%
AutoNation, Inc. 4.75% 6/1/30	764,000	890,755
AutoZone, Inc.:
3.625% 4/15/25	1,142,000	1,237,770
4% 4/15/30	5,311,000	6,021,939
Lowe's Companies, Inc. 4.5% 4/15/30	3,815,000	4,472,099
O'Reilly Automotive, Inc. 4.2% 4/1/30	1,177,000	1,348,773
		13,971,336
TOTAL CONSUMER DISCRETIONARY		39,029,310
CONSUMER STAPLES - 2.3%
Beverages - 1.6%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	9,265,000	11,200,150
4.9% 2/1/46	11,511,000	14,261,907
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	3,700,000	4,052,437
4.35% 6/1/40	3,527,000	4,098,526
4.5% 6/1/50	5,000,000	5,968,608
4.6% 6/1/60	3,700,000	4,445,729
4.75% 4/15/58	5,750,000	7,050,565
5.45% 1/23/39	4,690,000	6,074,500
5.55% 1/23/49	10,715,000	14,511,749
5.8% 1/23/59 (Reg. S)	11,321,000	15,992,390
Molson Coors Beverage Co.:
3% 7/15/26	7,500,000	8,012,057
5% 5/1/42	13,093,000	15,987,377
The Coca-Cola Co.:
3.375% 3/25/27	5,679,000	6,289,930
3.45% 3/25/30	3,470,000	3,882,161
		121,828,086
Food Products - 0.0%
General Mills, Inc. 2.875% 4/15/30	718,000	754,648
Tobacco - 0.7%
Altria Group, Inc.:
4.25% 8/9/42	5,531,000	5,755,111
4.5% 5/2/43	3,707,000	3,934,215
4.8% 2/14/29	1,013,000	1,164,125
5.375% 1/31/44	3,359,000	3,954,298
5.95% 2/14/49	1,327,000	1,680,606
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (b)	4,804,000	4,898,286
4.25% 7/21/25 (b)	15,488,000	16,885,285
Reynolds American, Inc.:
4.45% 6/12/25	2,341,000	2,580,767
5.7% 8/15/35	1,215,000	1,454,197
6.15% 9/15/43	4,000,000	4,933,300
7.25% 6/15/37	2,962,000	3,986,940
		51,227,130
TOTAL CONSUMER STAPLES		173,809,864
ENERGY - 4.2%
Energy Equipment & Services - 0.0%
Halliburton Co.:
3.8% 11/15/25	151,000	165,371
4.85% 11/15/35	2,154,000	2,540,548
		2,705,919
Oil, Gas & Consumable Fuels - 4.2%
Canadian Natural Resources Ltd.:
3.8% 4/15/24	6,783,000	7,218,194
5.85% 2/1/35	2,497,000	3,150,382
Cenovus Energy, Inc. 4.25% 4/15/27	6,400,000	7,113,634
Columbia Pipeline Group, Inc. 4.5% 6/1/25	1,336,000	1,482,920
DCP Midstream Operating LP:
3.875% 3/15/23	1,771,000	1,812,742
5.6% 4/1/44	1,227,000	1,429,455
6.45% 11/3/36 (b)	2,477,000	3,077,871
Empresa Nacional de Petroleo 4.375% 10/30/24 (b)	3,540,000	3,810,589
Enable Midstream Partners LP 3.9% 5/15/24 (c)	1,322,000	1,403,619
Enbridge, Inc.:
4% 10/1/23	2,813,000	2,979,211
4.25% 12/1/26	1,773,000	1,993,336
Energy Transfer LP:
3.75% 5/15/30	2,315,000	2,501,496
4.2% 9/15/23	1,186,000	1,259,686
4.25% 3/15/23	1,017,000	1,060,216
4.5% 4/15/24	1,262,000	1,364,767
4.95% 6/15/28	4,048,000	4,644,513
5% 5/15/50	5,176,000	5,971,675
5.25% 4/15/29	2,052,000	2,405,293
5.4% 10/1/47	1,349,000	1,607,488
5.8% 6/15/38	2,257,000	2,760,884
6% 6/15/48	1,470,000	1,865,354
6.25% 4/15/49	1,409,000	1,851,441
Enterprise Products Operating LP 3.7% 2/15/26	4,800,000	5,268,619
Exxon Mobil Corp. 3.482% 3/19/30	13,440,000	14,951,856
Hess Corp.:
4.3% 4/1/27	4,890,000	5,431,126
5.6% 2/15/41	11,970,000	14,955,928
7.125% 3/15/33	1,003,000	1,356,372
7.3% 8/15/31	1,341,000	1,814,010
7.875% 10/1/29	4,387,000	5,982,534
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	1,700,000	1,758,145
6.55% 9/15/40	460,000	637,024
Kinder Morgan, Inc. 5.55% 6/1/45	2,436,000	3,102,956
MPLX LP:
4.5% 7/15/23	1,975,000	2,090,840
4.8% 2/15/29	1,126,000	1,303,040
4.875% 12/1/24	2,736,000	3,030,526
5.5% 2/15/49	3,377,000	4,280,637
Occidental Petroleum Corp.:
3.2% 8/15/26	607,000	619,711
3.5% 8/15/29	1,909,000	1,941,682
4.3% 8/15/39	278,000	274,186
4.4% 8/15/49	279,000	273,769
5.55% 3/15/26	5,174,000	5,743,140
6.2% 3/15/40	1,700,000	2,002,090
6.45% 9/15/36	4,602,000	5,789,891
6.6% 3/15/46	5,708,000	7,163,569
7.5% 5/1/31	7,680,000	9,985,920
Petroleos Mexicanos:
4.5% 1/23/26	5,320,000	5,337,024
5.95% 1/28/31	1,521,000	1,470,655
6.35% 2/12/48	13,200,000	11,272,800
6.49% 1/23/27	3,830,000	4,028,394
6.5% 3/13/27	4,830,000	5,071,500
6.5% 1/23/29	5,560,000	5,697,749
6.75% 9/21/47	12,105,000	10,487,167
6.84% 1/23/30	20,585,000	21,159,322
6.95% 1/28/60	7,879,000	6,826,366
7.69% 1/23/50	16,210,000	15,268,199
Phillips 66 Co.:
3.7% 4/6/23	476,000	498,606
3.85% 4/9/25	614,000	669,150
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	1,322,000	1,390,833
3.6% 11/1/24	1,389,000	1,482,466
3.65% 6/1/22	2,155,000	2,183,317
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/1/22	2,030,000	2,047,214
Sabine Pass Liquefaction LLC 4.5% 5/15/30	7,977,000	9,194,370
The Williams Companies, Inc.:
3.5% 11/15/30	8,506,000	9,240,578
3.7% 1/15/23	1,208,000	1,247,632
3.9% 1/15/25	1,216,000	1,313,848
4.3% 3/4/24	5,449,000	5,849,864
4.5% 11/15/23	1,751,000	1,875,755
4.55% 6/24/24	13,337,000	14,550,045
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	1,017,000	1,087,178
3.95% 5/15/50	3,282,000	3,680,230
Valero Energy Corp.:
2.7% 4/15/23	1,663,000	1,716,591
2.85% 4/15/25	957,000	1,007,876
Western Gas Partners LP:
3.95% 6/1/25	868,000	917,272
4.5% 3/1/28	2,000,000	2,145,000
4.65% 7/1/26	9,056,000	9,795,060
4.75% 8/15/28	1,155,000	1,259,279
		322,293,677
TOTAL ENERGY		324,999,596
FINANCIALS - 15.6%
Banks - 6.4%
Bank of America Corp.:
2.299% 7/21/32 (c)	15,180,000	14,963,267
3.3% 1/11/23	4,342,000	4,506,028
3.419% 12/20/28 (c)	18,965,000	20,554,980
3.5% 4/19/26	5,024,000	5,485,835
3.864% 7/23/24 (c)	4,370,000	4,624,732
3.95% 4/21/25	4,125,000	4,495,270
4.2% 8/26/24	19,977,000	21,851,489
4.25% 10/22/26	4,261,000	4,796,157
4.45% 3/3/26	1,517,000	1,698,630
Barclays PLC:
2.852% 5/7/26 (c)	8,092,000	8,499,372
4.375% 1/12/26	6,221,000	6,942,263
5.088% 6/20/30 (c)	7,347,000	8,477,542
5.2% 5/12/26	6,222,000	7,113,986
BNP Paribas SA 2.219% 6/9/26 (b)(c)	7,541,000	7,739,935
CIT Group, Inc. 3.929% 6/19/24 (c)	1,670,000	1,746,595
Citigroup, Inc.:
2.7% 10/27/22	9,998,000	10,235,752
3.352% 4/24/25 (c)	4,959,000	5,267,202
3.875% 3/26/25	9,500,000	10,317,471
4.05% 7/30/22	1,800,000	1,854,569
4.3% 11/20/26	1,733,000	1,946,384
4.412% 3/31/31 (c)	10,622,000	12,264,771
4.45% 9/29/27	17,100,000	19,445,931
4.6% 3/9/26	2,195,000	2,479,101
5.5% 9/13/25	5,524,000	6,374,437
Citizens Financial Group, Inc. 2.638% 9/30/32	4,857,000	4,877,082
Commonwealth Bank of Australia 3.61% 9/12/34 (b)(c)	2,615,000	2,773,351
Credit Suisse Group Funding Guernsey Ltd. 3.8% 9/15/22	7,240,000	7,476,806
Discover Bank 4.2% 8/8/23	2,849,000	3,039,682
HSBC Holdings PLC:
4.25% 3/14/24	2,200,000	2,363,532
4.95% 3/31/30	1,425,000	1,694,739
Intesa Sanpaolo SpA:
5.017% 6/26/24 (b)	4,337,000	4,682,073
5.71% 1/15/26 (b)	10,732,000	12,040,069
JPMorgan Chase & Co.:
2.956% 5/13/31 (c)	4,318,000	4,492,265
3.797% 7/23/24 (c)	5,719,000	6,045,858
3.875% 9/10/24	43,751,000	47,569,578
4.125% 12/15/26	14,080,000	15,830,308
4.493% 3/24/31 (c)	12,800,000	14,936,017
NatWest Group PLC:
3.073% 5/22/28 (c)	4,651,000	4,938,412
5.125% 5/28/24	20,522,000	22,609,895
6% 12/19/23	10,433,000	11,559,836
6.1% 6/10/23	13,369,000	14,511,529
6.125% 12/15/22	8,239,000	8,765,038
NatWest Markets PLC 2.375% 5/21/23 (b)	8,695,000	8,962,989
Rabobank Nederland 4.375% 8/4/25	7,451,000	8,260,400
Societe Generale:
1.038% 6/18/25 (b)(c)	15,820,000	15,721,926
1.488% 12/14/26 (b)(c)	9,735,000	9,626,416
Synchrony Bank 3% 6/15/22	4,542,000	4,616,456
UniCredit SpA 6.572% 1/14/22 (b)	5,565,000	5,655,300
Wells Fargo & Co.:
2.406% 10/30/25 (c)	4,563,000	4,752,268
4.478% 4/4/31 (c)	14,300,000	16,649,294
5.013% 4/4/51 (c)	21,093,000	28,307,375
Westpac Banking Corp. 4.11% 7/24/34 (c)	3,712,000	4,033,064
		490,473,257
Capital Markets - 4.6%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	5,541,000	5,993,989
4.25% 2/15/24	4,287,000	4,637,701
Ares Capital Corp.:
3.875% 1/15/26	12,461,000	13,326,147
4.2% 6/10/24	8,906,000	9,551,060
Credit Suisse Group AG:
2.593% 9/11/25 (b)(c)	10,580,000	10,967,713
3.75% 3/26/25	4,660,000	5,025,608
3.8% 6/9/23	8,582,000	9,041,777
3.869% 1/12/29 (b)(c)	4,020,000	4,387,564
4.194% 4/1/31 (b)(c)	9,619,000	10,773,752
4.55% 4/17/26	2,575,000	2,892,563
Deutsche Bank AG 4.5% 4/1/25	11,961,000	12,858,640
Deutsche Bank AG New York Branch:
3.3% 11/16/22	9,310,000	9,605,074
5% 2/14/22	9,082,000	9,230,542
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (c)	9,433,000	9,339,794
2.876% 10/31/22 (c)	22,903,000	22,942,694
3.2% 2/23/23	7,150,000	7,407,790
3.691% 6/5/28 (c)	41,645,000	45,839,985
3.8% 3/15/30	15,490,000	17,243,578
4.25% 10/21/25	2,269,000	2,512,759
6.75% 10/1/37	2,246,000	3,216,915
Moody's Corp.:
3.25% 1/15/28	2,386,000	2,591,316
3.75% 3/24/25	5,075,000	5,517,489
4.875% 2/15/24	2,240,000	2,439,796
Morgan Stanley:
3.125% 1/23/23	26,000,000	26,909,488
3.125% 7/27/26	21,964,000	23,639,457
3.622% 4/1/31 (c)	10,036,000	11,061,339
3.625% 1/20/27	11,000,000	12,125,716
3.737% 4/24/24 (c)	5,000,000	5,246,350
4.431% 1/23/30 (c)	4,395,000	5,074,781
4.875% 11/1/22	7,751,000	8,119,832
5% 11/24/25	14,636,000	16,730,984
Peachtree Corners Funding Trust 3.976% 2/15/25 (b)	5,000,000	5,427,693
State Street Corp. 2.825% 3/30/23 (c)	681,000	689,309
UBS Group AG:
1.494% 8/10/27 (b)(c)	5,829,000	5,761,505
4.125% 9/24/25 (b)	5,261,000	5,812,269
		353,942,969
Consumer Finance - 2.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24	5,996,000	6,246,738
3.5% 5/26/22	348,000	353,820
3.5% 1/15/25	8,300,000	8,733,344
4.125% 7/3/23	4,192,000	4,409,887
4.45% 4/3/26	3,126,000	3,404,959
4.875% 1/16/24	5,015,000	5,418,608
6.5% 7/15/25	3,625,000	4,202,831
Ally Financial, Inc.:
1.45% 10/2/23	2,209,000	2,241,627
3.05% 6/5/23	9,631,000	9,991,453
5.125% 9/30/24	2,138,000	2,394,633
5.8% 5/1/25	5,237,000	6,024,345
8% 11/1/31	2,703,000	3,898,615
Capital One Financial Corp.:
2.6% 5/11/23	7,472,000	7,724,589
3.65% 5/11/27	13,479,000	14,931,738
3.8% 1/31/28	7,057,000	7,840,884
Discover Financial Services:
3.85% 11/21/22	5,040,000	5,232,121
3.95% 11/6/24	2,847,000	3,083,540
4.1% 2/9/27	2,853,000	3,178,068
4.5% 1/30/26	4,686,000	5,249,104
Ford Motor Credit Co. LLC:
4.063% 11/1/24	17,607,000	18,513,584
5.584% 3/18/24	6,246,000	6,713,451
5.596% 1/7/22	6,152,000	6,225,516
Synchrony Financial:
2.85% 7/25/22	1,524,000	1,551,693
3.95% 12/1/27	7,681,000	8,472,937
4.25% 8/15/24	6,688,000	7,227,090
4.375% 3/19/24	5,468,000	5,900,789
5.15% 3/19/29	8,400,000	9,832,993
Toyota Motor Credit Corp. 2.9% 3/30/23	7,749,000	8,045,542
		177,044,499
Diversified Financial Services - 0.6%
Brixmor Operating Partnership LP:
4.05% 7/1/30	5,065,000	5,655,813
4.125% 6/15/26	4,647,000	5,146,658
4.125% 5/15/29	5,051,000	5,673,772
Equitable Holdings, Inc.:
3.9% 4/20/23	677,000	710,203
4.35% 4/20/28	4,250,000	4,843,773
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (b)	6,100,000	6,655,822
Pine Street Trust I 4.572% 2/15/29 (b)	5,707,000	6,478,461
Pine Street Trust II 5.568% 2/15/49 (b)	5,700,000	7,459,647
Voya Financial, Inc. 3.125% 7/15/24	2,851,000	3,021,233
		45,645,382
Insurance - 1.7%
AIA Group Ltd.:
3.2% 9/16/40 (b)	3,487,000	3,521,195
3.375% 4/7/30 (b)	7,358,000	7,935,638
American International Group, Inc.:
2.5% 6/30/25	11,900,000	12,460,398
3.4% 6/30/30	11,900,000	12,985,161
3.75% 7/10/25	8,311,000	9,046,695
Five Corners Funding Trust II 2.85% 5/15/30 (b)	9,549,000	9,981,476
Liberty Mutual Group, Inc. 4.569% 2/1/29 (b)	4,093,000	4,757,751
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	3,978,000	4,619,037
4.75% 3/15/39	1,825,000	2,299,243
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (b)	5,810,000	6,255,580
MetLife, Inc. 4.55% 3/23/30	11,500,000	13,691,688
Metropolitan Life Global Funding I 3% 1/10/23 (b)	2,636,000	2,724,816
Pacific LifeCorp 5.125% 1/30/43 (b)	5,252,000	6,599,236
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(c)	2,200,000	2,522,168
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (b)	5,347,000	6,959,431
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)	1,771,000	1,946,015
Unum Group:
3.875% 11/5/25	4,860,000	5,258,807
4% 3/15/24	5,930,000	6,355,388
4% 6/15/29	4,410,000	4,882,250
5.75% 8/15/42	7,278,000	9,079,171
		133,881,144
TOTAL FINANCIALS		1,200,987,251
HEALTH CARE - 1.5%
Biotechnology - 0.1%
AbbVie, Inc. 3.45% 3/15/22	6,868,000	6,929,346
Health Care Providers & Services - 1.0%
Centene Corp.:
2.45% 7/15/28	9,810,000	9,859,050
2.625% 8/1/31	4,575,000	4,544,073
3.375% 2/15/30	5,100,000	5,280,030
4.25% 12/15/27	5,745,000	6,013,004
4.625% 12/15/29	8,925,000	9,726,465
Cigna Corp.:
3.05% 10/15/27	3,200,000	3,453,454
4.375% 10/15/28	6,064,000	7,007,647
4.8% 8/15/38	3,776,000	4,621,268
4.9% 12/15/48	3,772,000	4,822,785
CVS Health Corp.:
3% 8/15/26	625,000	670,999
3.625% 4/1/27	1,795,000	1,976,839
3.7% 3/9/23	340,000	355,041
4.78% 3/25/38	5,967,000	7,316,390
HCA Holdings, Inc. 4.75% 5/1/23	215,000	228,444
Sabra Health Care LP 3.2% 12/1/31	7,786,000	7,627,359
Toledo Hospital 5.325% 11/15/28	2,109,000	2,396,166
		75,899,014
Pharmaceuticals - 0.4%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)	4,363,000	4,823,069
Elanco Animal Health, Inc. 5.9% 8/28/28 (c)	1,334,000	1,560,780
Mylan NV 4.55% 4/15/28	4,000,000	4,565,543
Teva Pharmaceutical Finance Netherlands III BV 2.8% 7/21/23	1,463,000	1,454,281
Utah Acquisition Sub, Inc. 3.95% 6/15/26	2,549,000	2,807,975
Viatris, Inc.:
1.125% 6/22/22 (b)	3,058,000	3,074,157
1.65% 6/22/25 (b)	983,000	992,837
2.7% 6/22/30 (b)	4,997,000	5,051,463
3.85% 6/22/40 (b)	2,177,000	2,334,829
4% 6/22/50 (b)	3,759,000	3,995,299
Zoetis, Inc. 3.25% 2/1/23	1,649,000	1,699,370
		32,359,603
TOTAL HEALTH CARE		115,187,963
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.3%
BAE Systems PLC 3.4% 4/15/30 (b)	2,268,000	2,448,091
The Boeing Co.:
5.04% 5/1/27	2,962,000	3,407,264
5.15% 5/1/30	2,962,000	3,476,470
5.705% 5/1/40	3,000,000	3,812,267
5.805% 5/1/50	3,000,000	3,998,911
5.93% 5/1/60	2,960,000	4,043,582
		21,186,585
Professional Services - 0.0%
Thomson Reuters Corp. 3.85% 9/29/24	1,034,000	1,111,821
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
2.25% 1/15/23	1,326,000	1,354,962
3% 9/15/23	877,000	911,457
3.375% 7/1/25	6,445,000	6,844,286
3.75% 2/1/22	4,522,000	4,545,526
3.875% 7/3/23	5,581,000	5,867,602
4.25% 2/1/24	5,740,000	6,160,575
4.25% 9/15/24	3,565,000	3,869,413
		29,553,821
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (b)	2,088,000	2,216,891
4.25% 4/15/26 (b)	1,580,000	1,699,392
4.375% 5/1/26 (b)	4,673,000	5,044,993
5.25% 5/15/24 (b)	3,813,000	4,165,504
		13,126,780
TOTAL INDUSTRIALS		64,979,007
INFORMATION TECHNOLOGY - 1.4%
Electronic Equipment & Components - 0.2%
Dell International LLC/EMC Corp.:
5.45% 6/15/23	4,500,000	4,826,388
5.85% 7/15/25	1,294,000	1,505,450
6.02% 6/15/26	1,564,000	1,860,421
6.1% 7/15/27	2,376,000	2,937,282
6.2% 7/15/30	2,056,000	2,630,181
		13,759,722
Semiconductors & Semiconductor Equipment - 0.7%
Broadcom, Inc.:
1.95% 2/15/28 (b)	1,663,000	1,642,041
2.45% 2/15/31 (b)	14,151,000	13,704,214
2.6% 2/15/33 (b)	14,151,000	13,593,287
3.5% 2/15/41 (b)	11,428,000	11,291,837
3.75% 2/15/51 (b)	5,363,000	5,351,735
Micron Technology, Inc. 2.497% 4/24/23	7,020,000	7,225,546
		52,808,660
Software - 0.5%
Oracle Corp.:
1.65% 3/25/26	6,494,000	6,586,269
2.3% 3/25/28	10,259,000	10,489,529
2.8% 4/1/27	5,858,000	6,205,848
2.875% 3/25/31	10,770,000	11,082,302
3.6% 4/1/40	5,860,000	6,076,885
		40,440,833
TOTAL INFORMATION TECHNOLOGY		107,009,215
REAL ESTATE - 3.0%
Equity Real Estate Investment Trusts (REITs) - 2.4%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30	4,167,000	5,040,274
American Homes 4 Rent LP 2.375% 7/15/31	753,000	745,909
Boston Properties, Inc.:
3.25% 1/30/31	3,880,000	4,122,077
3.85% 2/1/23	4,708,000	4,881,912
4.5% 12/1/28	3,891,000	4,480,727
Corporate Office Properties LP:
2.25% 3/15/26	1,664,000	1,704,781
2.75% 4/15/31	1,215,000	1,227,324
5% 7/1/25	3,156,000	3,518,200
Duke Realty LP 3.75% 12/1/24	1,576,000	1,700,674
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	1,312,000	1,379,617
3.5% 8/1/26	1,366,000	1,480,615
Healthpeak Properties, Inc.:
3.25% 7/15/26	573,000	621,613
3.5% 7/15/29	656,000	717,831
Hudson Pacific Properties LP 4.65% 4/1/29	7,741,000	8,883,986
Kimco Realty Corp. 3.375% 10/15/22	812,000	829,704
Lexington Corporate Properties Trust:
2.7% 9/15/30	1,827,000	1,848,870
4.4% 6/15/24	1,441,000	1,547,473
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	5,250,000	5,202,622
3.375% 2/1/31	3,348,000	3,408,863
3.625% 10/1/29	5,913,000	6,221,322
4.375% 8/1/23	1,241,000	1,313,887
4.5% 1/15/25	2,677,000	2,918,344
4.5% 4/1/27	16,195,000	18,045,414
4.75% 1/15/28	6,382,000	7,174,328
4.95% 4/1/24	1,354,000	1,472,854
5.25% 1/15/26	5,686,000	6,455,624
Piedmont Operating Partnership LP 2.75% 4/1/32	1,469,000	1,444,071
Realty Income Corp. 3.25% 1/15/31	1,020,000	1,106,865
Retail Opportunity Investments Partnership LP:
4% 12/15/24	978,000	1,044,791
5% 12/15/23	737,000	794,068
Retail Properties America, Inc.:
4% 3/15/25	6,232,000	6,611,574
4.75% 9/15/30	9,714,000	10,682,741
Simon Property Group LP 2.45% 9/13/29	1,628,000	1,663,116
SITE Centers Corp.:
3.625% 2/1/25	2,262,000	2,396,977
4.25% 2/1/26	2,954,000	3,196,772
Store Capital Corp.:
2.75% 11/18/30	8,724,000	8,764,438
4.625% 3/15/29	1,793,000	2,031,276
Ventas Realty LP:
3% 1/15/30	7,629,000	7,936,083
3.5% 2/1/25	6,443,000	6,894,010
4% 3/1/28	2,243,000	2,494,939
4.125% 1/15/26	1,557,000	1,719,948
4.375% 2/1/45	763,000	871,169
4.75% 11/15/30	10,016,000	11,774,380
VEREIT Operating Partnership LP:
2.2% 6/15/28	797,000	806,486
2.85% 12/15/32	980,000	1,018,082
3.4% 1/15/28	1,593,000	1,722,268
Vornado Realty LP 2.15% 6/1/26	1,884,000	1,913,541
WP Carey, Inc.:
2.4% 2/1/31	3,800,000	3,750,533
3.85% 7/15/29	1,275,000	1,412,091
4% 2/1/25	5,360,000	5,827,560
		184,822,624
Real Estate Management & Development - 0.6%
Brandywine Operating Partnership LP:
3.95% 2/15/23	5,510,000	5,715,615
3.95% 11/15/27	4,613,000	5,018,286
4.1% 10/1/24	5,070,000	5,463,144
4.55% 10/1/29	5,842,000	6,526,051
CBRE Group, Inc. 2.5% 4/1/31	5,567,000	5,606,526
Post Apartment Homes LP 3.375% 12/1/22	395,000	405,228
Sun Communities Operating LP:
2.3% 11/1/28	1,670,000	1,673,099
2.7% 7/15/31	4,313,000	4,358,210
Tanger Properties LP:
2.75% 9/1/31	4,387,000	4,243,709
3.125% 9/1/26	6,109,000	6,392,862
		45,402,730
TOTAL REAL ESTATE		230,225,354
UTILITIES - 1.3%
Electric Utilities - 0.6%
Cleco Corporate Holdings LLC:
3.375% 9/15/29	3,447,000	3,530,961
3.743% 5/1/26	13,180,000	14,362,399
Duke Energy Corp. 2.45% 6/1/30	2,783,000	2,812,551
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)	1,321,000	1,308,513
2.775% 1/7/32 (b)	4,571,000	4,566,836
Entergy Corp. 2.8% 6/15/30	2,856,000	2,945,791
Eversource Energy 2.8% 5/1/23	5,110,000	5,268,497
Exelon Corp.:
4.05% 4/15/30	1,740,000	1,971,991
4.7% 4/15/50	775,000	979,317
FirstEnergy Corp. 7.375% 11/15/31	5,363,000	7,326,180
IPALCO Enterprises, Inc. 3.7% 9/1/24	2,157,000	2,304,103
		47,377,139
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (b)	1,761,264	2,168,337
Independent Power and Renewable Electricity Producers - 0.3%
Emera U.S. Finance LP 3.55% 6/15/26	1,891,000	2,043,966
The AES Corp.:
3.3% 7/15/25 (b)	8,591,000	9,125,532
3.95% 7/15/30 (b)	7,492,000	8,238,353
		19,407,851
Multi-Utilities - 0.4%
Berkshire Hathaway Energy Co. 4.05% 4/15/25	12,432,000	13,670,396
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30	790,000	864,450
NiSource, Inc. 2.95% 9/1/29	8,554,000	8,939,092
Puget Energy, Inc. 4.1% 6/15/30	3,363,000	3,703,044
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 2.2373% 5/15/67 (c)(d)	1,426,000	1,342,650
		28,519,632
TOTAL UTILITIES		97,472,959
TOTAL NONCONVERTIBLE BONDS (Cost $2,371,683,762)		2,586,678,720

U.S. Government and Government Agency Obligations - 37.3%
	Principal Amount (a)	Value ($)
U.S. Treasury Inflation-Protected Obligations - 2.1%
U.S. Treasury Inflation-Indexed Bonds:
0.125% 2/15/51	14,357,600	16,534,688
0.25% 2/15/50	5,000,000	5,992,889
0.75% 2/15/45	33,835,000	48,313,265
1% 2/15/49	17,310,000	25,203,918
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/30	52,500,000	61,690,314
0.25% 7/15/29	2,910,000	3,457,199
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		161,192,273
U.S. Treasury Obligations - 35.2%
U.S. Treasury Bonds:
1.125% 5/15/40	40,277,000	34,812,859
2% 8/15/51	324,599,000	318,867,799
2.375% 5/15/51	82,970,000	88,544,547
3% 2/15/47	82,326,600	97,550,590
U.S. Treasury Notes:
0.125% 8/15/23	114,167,000	113,881,583
0.125% 8/31/23	114,800,000	114,495,063
0.25% 5/15/24	22,287,000	22,179,918
0.25% 7/31/25	272,299,000	267,087,028
0.375% 12/31/25	56,831,000	55,685,500
0.625% 7/31/26	25,000,000	24,599,610
0.75% 3/31/26	169,769,000	168,568,681
0.75% 4/30/26	135,000,000	133,961,133
0.75% 8/31/26	50,000,000	49,464,844
1% 7/31/28	22,900,000	22,456,313
1.125% 8/31/28	124,232,000	122,756,745
1.125% 2/15/31 (e)	240,677,900	233,119,110
1.25% 5/31/28	419,132,000	418,526,213
1.25% 8/15/31 (e)	80,998,000	79,036,330
1.625% 9/30/26	102,917,300	106,117,385
2.125% 3/31/24	60,434,000	63,004,806
2.125% 11/30/24	11,586,000	12,152,628
2.5% 1/31/24	77,300,000	81,128,766
2.5% 2/28/26	73,467,000	78,629,779
TOTAL U.S. TREASURY OBLIGATIONS		2,706,627,230
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,874,688,381)		2,867,819,503

U.S. Government Agency - Mortgage Securities - 15.7%
	Principal Amount (a)	Value ($)
Fannie Mae - 3.7%
12 month U.S. LIBOR + 1.480% 1.855% 7/1/34 (c)(d)	7,605	7,959
12 month U.S. LIBOR + 1.550% 1.803% 6/1/36 (c)(d)	7,946	8,353
12 month U.S. LIBOR + 1.640% 1.971% 11/1/36 (c)(d)	121,534	127,820
12 month U.S. LIBOR + 1.700% 1.968% 6/1/42 (c)(d)	61,888	64,854
12 month U.S. LIBOR + 1.730% 2.023% 5/1/36 (c)(d)	60,566	63,864
12 month U.S. LIBOR + 1.750% 2.112% 7/1/35 (c)(d)	7,040	7,409
12 month U.S. LIBOR + 1.780% 2.163% 2/1/36 (c)(d)	59,082	62,327
12 month U.S. LIBOR + 1.800% 2.05% 7/1/41 (c)(d)	53,100	55,828
12 month U.S. LIBOR + 1.810% 2.068% 7/1/41 (c)(d)	54,209	57,226
12 month U.S. LIBOR + 1.810% 2.31% 9/1/41 (c)(d)	27,099	28,615
12 month U.S. LIBOR + 1.820% 2.195% 12/1/35 (c)(d)	24,512	25,912
12 month U.S. LIBOR + 1.830% 2.33% 10/1/41 (c)(d)	19,608	20,201
12 month U.S. LIBOR + 1.950% 2.202% 7/1/37 (c)(d)	17,022	18,093
12 month U.S. LIBOR + 1.950% 2.246% 9/1/36 (c)(d)	50,913	53,274
6 month U.S. LIBOR + 1.310% 1.563% 5/1/34 (c)(d)	44,811	46,335
6 month U.S. LIBOR + 1.420% 1.41% 9/1/33 (c)(d)	66,205	68,301
6 month U.S. LIBOR + 1.550% 1.746% 10/1/33 (c)(d)	5,162	5,374
6 month U.S. LIBOR + 1.560% 1.71% 7/1/35 (c)(d)	8,846	9,247
U.S. TREASURY 1 YEAR INDEX + 1.940% 1.946% 10/1/33 (c)(d)	117,254	123,511
U.S. TREASURY 1 YEAR INDEX + 2.200% 2.333% 3/1/35 (c)(d)	6,021	6,371
U.S. TREASURY 1 YEAR INDEX + 2.220% 2.35% 8/1/36 (c)(d)	200,093	212,162
U.S. TREASURY 1 YEAR INDEX + 2.280% 2.41% 10/1/33 (c)(d)	13,715	14,439
U.S. TREASURY 1 YEAR INDEX + 2.420% 2.537% 5/1/35 (c)(d)	19,608	20,704
2% 7/1/50 to 10/1/51	14,188,736	14,327,631
2.5% 7/1/31 to 8/1/51	42,003,895	43,709,951
3% 8/1/27 to 7/1/50	72,967,154	77,405,191
3.5% 1/1/34 to 11/1/49	52,096,543	56,156,718
4% 11/1/31 to 11/1/49	49,130,537	53,574,363
4.5% to 4.5% 5/1/25 to 9/1/49	28,024,334	30,841,709
5% 12/1/22 to 5/1/44	1,226,184	1,384,051
6% 10/1/34 to 1/1/42	4,246,259	4,972,885
6.5% 12/1/23 to 8/1/36	782,727	916,709
7% to 7% 11/1/23 to 8/1/32	139,437	155,033
7.5% to 7.5% 9/1/22 to 11/1/31	157,989	180,157
8% 1/1/30	274	319
8.5% 3/1/25 to 6/1/25	213	233
TOTAL FANNIE MAE		284,733,129
Freddie Mac - 2.6%
12 month U.S. LIBOR + 1.370% 1.772% 3/1/36 (c)(d)	56,201	58,666
12 month U.S. LIBOR + 1.880% 2.13% 4/1/41 (c)(d)	8,529	9,002
12 month U.S. LIBOR + 1.880% 2.184% 9/1/41 (c)(d)	36,675	38,608
12 month U.S. LIBOR + 1.910% 2.16% 5/1/41 (c)(d)	63,241	66,861
12 month U.S. LIBOR + 1.910% 2.16% 6/1/41 (c)(d)	82,489	87,212
12 month U.S. LIBOR + 1.910% 2.16% 6/1/41 (c)(d)	21,453	22,683
12 month U.S. LIBOR + 1.910% 2.195% 5/1/41 (c)(d)	79,913	84,495
12 month U.S. LIBOR + 2.030% 2.326% 3/1/33 (c)(d)	1,086	1,140
12 month U.S. LIBOR + 2.160% 2.535% 11/1/35 (c)(d)	15,223	16,103
6 month U.S. LIBOR + 1.650% 1.877% 4/1/35 (c)(d)	65,779	68,778
6 month U.S. LIBOR + 2.680% 2.906% 10/1/35 (c)(d)	10,737	11,364
U.S. TREASURY 1 YEAR INDEX + 2.240% 2.371% 1/1/35 (c)(d)	7,006	7,414
2% 6/1/50 to 10/1/51	12,555,157	12,663,991
2.5% 8/1/32 to 8/1/51	36,236,495	37,580,801
3% 6/1/31 to 6/1/50	31,620,338	33,669,273
3.5% 3/1/32 to 10/1/49	55,523,652	59,767,302
4% 5/1/37 to 6/1/48	31,186,763	34,021,071
4.5% 7/1/25 to 10/1/48	19,458,508	21,541,830
5% 1/1/40 to 6/1/41	1,444,505	1,639,877
6% 4/1/32 to 8/1/37	414,967	479,059
7.5% 8/1/26 to 11/1/31	16,162	18,806
8% 4/1/27 to 5/1/27	1,263	1,417
8.5% 5/1/27 to 1/1/28	2,765	3,087
TOTAL FREDDIE MAC		201,858,840
Ginnie Mae - 3.8%
3% 12/20/42 to 6/20/51	52,186,185	54,697,327
3.5% 12/20/40 to 6/20/50	39,357,676	41,808,971
4% 2/15/40 to 4/20/48	29,576,220	32,177,917
4.5% 5/15/39 to 5/20/41	5,697,249	6,398,433
5% 3/15/39 to 4/20/48	3,528,421	3,930,349
6.5% 4/15/35 to 11/15/35	59,308	69,328
7% 1/15/28 to 7/15/32	461,364	525,634
7.5% to 7.5% 4/15/22 to 10/15/28	95,353	105,820
8% 3/15/30 to 9/15/30	7,959	9,269
2% 10/1/51 (f)	8,200,000	8,315,741
2% 10/1/51 (f)	8,100,000	8,214,329
2% 10/1/51 (f)	3,850,000	3,904,342
2% 10/1/51 (f)	10,250,000	10,394,676
2% 10/1/51 (f)	9,050,000	9,177,738
2% 10/1/51 (f)	9,050,000	9,177,738
2% 10/1/51 (f)	4,525,000	4,588,869
2% 10/1/51 (f)	1,650,000	1,673,289
2% 11/1/51 (f)	4,100,000	4,149,702
2% 11/1/51 (f)	10,250,000	10,374,256
2% 11/1/51 (f)	9,800,000	9,918,801
2% 11/1/51 (f)	4,900,000	4,959,400
2.5% 3/20/51 to 4/20/51	35,966,606	37,161,970
3% 10/1/51 (f)	850,000	888,160
3% 10/1/51 (f)	850,000	888,160
3.5% 10/1/51 (f)	1,050,000	1,104,236
3.5% 10/1/51 (f)	1,750,000	1,840,394
3.5% 10/1/51 (f)	3,000,000	3,154,961
3.5% 10/1/51 (f)	150,000	157,748
3.5% 10/1/51 (f)	6,000,000	6,309,922
3.5% 10/1/51 (f)	1,200,000	1,261,984
3.5% 10/1/51 (f)	1,250,000	1,314,567
3.5% 10/1/51 (f)	6,050,000	6,362,505
3.5% 10/1/51 (f)	1,200,000	1,261,984
3.5% 10/1/51 (f)	1,800,000	1,892,977
3.5% 10/1/51 (f)	1,575,000	1,656,355
3.5% 11/1/51 (f)	1,100,000	1,157,077
3.5% 11/1/51 (f)	1,100,000	1,157,077
3.5% 11/1/51 (f)	1,100,000	1,157,077
TOTAL GINNIE MAE		293,299,083
Uniform Mortgage Backed Securities - 5.6%
1.5% 10/1/36 (f)	1,300,000	1,312,614
1.5% 10/1/51 (f)	20,800,000	20,205,228
1.5% 11/1/51 (f)	4,500,000	4,364,996
2% 10/1/51 (f)	2,800,000	2,807,175
2% 10/1/51 (f)	2,800,000	2,807,175
2% 10/1/51 (f)	5,650,000	5,664,478
2% 10/1/51 (f)	6,550,000	6,566,784
2% 10/1/51 (f)	6,500,000	6,516,656
2% 10/1/51 (f)	6,550,000	6,566,784
2% 10/1/51 (f)	6,500,000	6,516,656
2% 10/1/51 (f)	5,750,000	5,764,734
2% 10/1/51 (f)	5,750,000	5,764,734
2% 10/1/51 (f)	5,550,000	5,564,222
2% 10/1/51 (f)	5,500,000	5,514,094
2% 10/1/51 (f)	5,450,000	5,463,966
2% 10/1/51 (f)	3,850,000	3,859,866
2% 10/1/51 (f)	81,800,000	82,009,613
2% 10/1/51 (f)	2,000,000	2,005,125
2% 10/1/51 (f)	3,550,000	3,559,097
2% 10/1/51 (f)	16,200,000	16,241,513
2% 11/1/51 (f)	8,950,000	8,956,502
2% 11/1/51 (f)	12,650,000	12,659,190
2% 11/1/51 (f)	13,250,000	13,259,626
2% 11/1/51 (f)	3,550,000	3,552,579
2% 11/1/51 (f)	13,950,000	13,960,135
2% 11/1/51 (f)	12,800,000	12,809,299
2.5% 10/1/51 (f)	2,100,000	2,165,379
2.5% 10/1/51 (f)	11,750,000	12,115,812
2.5% 10/1/51 (f)	8,550,000	8,816,186
2.5% 10/1/51 (f)	5,550,000	5,722,788
2.5% 10/1/51 (f)	6,750,000	6,960,147
2.5% 10/1/51 (f)	6,775,000	6,985,925
2.5% 10/1/51 (f)	8,500,000	8,764,630
2.5% 10/1/51 (f)	6,775,000	6,985,925
2.5% 10/1/51 (f)	2,600,000	2,680,946
2.5% 11/1/51 (f)	10,800,000	11,114,297
2.5% 11/1/51 (f)	5,600,000	5,762,969
2.5% 11/1/51 (f)	4,700,000	4,836,778
2.5% 11/1/51 (f)	4,675,000	4,811,050
3% 10/1/51 (f)	3,150,000	3,296,546
3% 10/1/51 (f)	26,800,000	28,046,806
3% 10/1/51 (f)	3,150,000	3,296,546
3% 10/1/51 (f)	26,800,000	28,046,806
3% 10/1/51 (f)	2,200,000	2,302,350
3% 10/1/51 (f)	10,000,000	10,465,226
3.5% 10/1/51 (f)	1,350,000	1,428,626
3.5% 10/1/51 (f)	1,350,000	1,428,626
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		430,307,205
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,196,358,296)		1,210,198,257

Asset-Backed Securities - 5.4%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)	2,359,829	2,323,064
Series 2019-1 Class A, 3.844% 5/15/39 (b)	3,273,404	3,183,068
Series 2019-2:
Class A, 3.376% 10/16/39 (b)	5,583,378	5,431,524
Class B, 4.458% 10/16/39 (b)	1,029,046	859,055
AIMCO CLO Ltd.:
Series 2020-11A Class A1, 3 month U.S. LIBOR + 1.380% 1.5061% 10/15/31 (b)(c)(d)	4,716,000	4,717,231
Series 2021-12A Class A, 3 month U.S. LIBOR + 1.210% 1.3439% 1/17/32 (b)(c)(d)	6,650,000	6,649,987
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, 3 month U.S. LIBOR + 0.990% 1.1879% 4/20/34 (b)(c)(d)	10,213,000	10,216,135
Allegany Park CLO, Ltd. / Allegany Series 2020-1A Class A, 3 month U.S. LIBOR + 1.330% 1.4643% 1/20/33 (b)(c)(d)	3,021,000	3,023,897
Allegro CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.140% 1.2907% 7/20/34 (b)(c)(d)	4,995,000	4,998,586
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (b)	2,764,222	2,732,350
Class B, 4.335% 1/16/40 (b)	473,101	342,602
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 1.4461% 10/15/32 (b)(c)(d)	5,467,000	5,467,744
Ares CLO Ltd. Series 2020-58A Class A, 3 month U.S. LIBOR + 1.220% 1.3461% 1/15/33 (b)(c)(d)	6,350,000	6,355,213
Ares LIX CLO Ltd. Series 2021-59A Class A, 3 month U.S. LIBOR + 1.030% 1.2149% 4/25/34 (b)(c)(d)	3,389,000	3,379,233
Ares LV CLO Ltd. Series 2021-55A Class A1R, 3 month U.S. LIBOR + 1.130% 1.2561% 7/15/34 (b)(c)(d)	6,296,000	6,302,768
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, 3 month U.S. LIBOR + 1.070% 1.1961% 4/15/34 (b)(c)(d)	7,085,000	7,088,280
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 1.3839% 4/17/33 (b)(c)(d)	2,171,000	2,172,194
Babson CLO Ltd.:
Series 2020-1A Class A1, 3 month U.S. LIBOR + 1.400% 1.5261% 10/15/32 (b)(c)(d)	7,485,000	7,485,000
Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 0% 10/15/36 (b)(c)(d)	4,214,000	4,214,000
Barings CLO Ltd.:
Series 2021-1A Class A, 3 month U.S. LIBOR + 1.020% 1.02% 4/25/34 (b)(c)(d)	7,442,000	7,446,644
Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 1.3543% 1/20/32 (b)(c)(d)	6,750,000	6,750,824
Beechwood Park CLO Ltd. Series 2019-1A Class A1, 3 month U.S. LIBOR + 1.330% 1.4639% 1/17/33 (b)(c)(d)	2,958,000	2,961,508
BETHP Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 1.13% 1/15/35 (b)(c)(d)(f)	6,368,000	6,368,000
Blackbird Capital Aircraft:
Series 2016-1A:
Class A, 4.213% 12/16/41 (b)	7,030,036	7,057,671
Class AA, 2.487% 12/16/41 (b)(c)	1,055,833	1,061,775
Series 2021-1A Class A, 2.443% 7/15/46 (b)	9,091,302	9,095,899
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 1.1161% 4/15/29 (b)(c)(d)	6,492,000	6,481,379
Cascade Funding Mortgage Trust Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	5,212,359	5,214,026
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (b)	4,923,445	4,923,385
Class B, 5.095% 4/15/39 (b)	2,171,684	2,079,759
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (b)	5,019,186	5,005,416
Series 2021-1A Class A, 3.474% 1/15/46 (b)	1,887,522	1,949,582
Cedar Funding Ltd.:
Series 2019-10A Class A, 3 month U.S. LIBOR + 1.340% 1.4743% 10/20/32 (b)(c)(d)	4,495,000	4,495,000
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 1.1% 10/20/32 (b)(c)(d)	5,091,000	5,091,000
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2020-12A Class A, 3 month U.S. LIBOR + 1.270% 1.3953% 10/25/32 (b)(c)(d)	3,720,000	3,720,324
CEDF Series 2021-6A Class ARR, 3 month U.S. LIBOR + 1.050% 1.1843% 4/20/34 (b)(c)(d)	6,155,000	6,161,703
Cent CLO Ltd. / Cent CLO Series 2020-29A Class A1N, 3 month U.S. LIBOR + 1.700% 1.8343% 7/20/31 (b)(c)(d)	6,101,000	6,114,422
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, 3 month U.S. LIBOR + 1.200% 1.3343% 4/20/34 (b)(c)(d)	6,800,000	6,792,432
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 1.4443% 1/20/34 (b)(c)(d)	8,900,000	8,911,045
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (b)	3,436,365	3,451,214
Class A2II, 4.03% 11/20/47 (b)	5,817,020	6,133,512
Dryden CLO, Ltd.:
Series 2019-76A Class A1, 3 month U.S. LIBOR + 1.330% 1.4643% 10/20/32 (b)(c)(d)	5,921,000	5,922,599
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 1.3539% 1/18/32 (b)(c)(d)	2,840,000	2,841,551
Dryden Senior Loan Fund:
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 1.3139% 4/17/33 (b)(c)(d)	4,300,000	4,303,556
Series 2020-85A Class A1, 3 month U.S. LIBOR + 1.350% 1.4761% 10/15/32 (b)(c)(d)	5,478,000	5,478,000
Series 2021-85A Class AR, 3 month U.S. LIBOR + 1.150% 1.15% 10/15/35 (b)(c)(d)	5,268,000	5,268,000
Eaton Vance CLO, Ltd. Series 2020-2A Class A1, 3 month U.S. LIBOR + 1.370% 1.4961% 10/15/32 (b)(c)(d)	6,730,000	6,735,519
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, 3 month U.S. LIBOR + 1.250% 1.3761% 1/15/34 (b)(c)(d)	1,450,000	1,451,320
Flatiron CLO Ltd.:
Series 2019-1A Class A, 3 month U.S. LIBOR + 1.320% 1.4448% 11/16/32 (b)(c)(d)	6,083,000	6,083,000
Series 2021-1A Class A1, 3 month U.S. LIBOR + 1.110% 1.2613% 7/19/34 (b)(c)(d)	4,541,000	4,545,232
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 1.4309% 11/20/33 (b)(c)(d)	6,330,000	6,339,419
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	2,448,502	2,449,587
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	2,559,239	2,565,384
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 1.3361% 1/15/33 (b)(c)(d)	3,200,000	3,202,432
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 1.0583% 1/22/28 (b)(c)(d)	4,447,246	4,448,415
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, 3 month U.S. LIBOR + 1.140% 1.3358% 4/19/34 (b)(c)(d)	7,130,000	7,147,711
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, 3 month U.S. LIBOR + 1.120% 1.2461% 7/15/34 (b)(c)(d)	4,532,000	4,538,263
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, 3 month U.S. LIBOR + 1.200% 1.3383% 1/22/31 (b)(c)(d)	1,870,000	1,870,110
Madison Park Funding XXXIII Ltd. Series 2019-33A Class A, 3 month U.S. LIBOR + 1.330% 1.4561% 10/15/32 (b)(c)(d)	2,954,000	2,958,676
Magnetite CLO Ltd. Series 2021-27A Class AR, 3 month U.S. LIBOR + 1.140% 1.2743% 10/20/34 (b)(c)(d)	1,503,000	1,503,307
Magnetite XXI Ltd.:
Series 2019-24A Class A, 3 month U.S. LIBOR + 1.330% 1.4561% 1/15/33 (b)(c)(d)	9,042,000	9,046,657
Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.020% 1.1543% 4/20/34 (b)(c)(d)	5,944,000	5,957,564
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 0.990% 1.1161% 1/15/34 (b)(c)(d)	6,210,000	6,210,366
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 1.2043% 10/20/30 (b)(c)(d)	6,512,000	6,512,169
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 1.331% 1/25/36 (c)(d)	312,327	312,864
Peace Park CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 1.2682% 10/20/34 (b)(c)(d)	2,481,000	2,481,122
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/49 (b)	4,761,195	4,836,036
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (b)	4,773,579	4,732,226
Rockland Park CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.120% 1.12% 4/20/34 (b)(c)(d)	8,492,000	8,501,231
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (b)	5,181,633	5,137,759
Class B, 4.335% 3/15/40 (b)	521,805	457,769
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	6,201,000	6,421,073
1.884% 7/15/50 (b)	2,389,000	2,418,110
2.328% 7/15/52 (b)	1,826,000	1,859,522
Symphony CLO XXIII Ltd. Series 2020-23A Class A, 3 month U.S. LIBOR + 1.320% 1.4461% 1/15/34 (b)(c)(d)	3,860,000	3,862,694
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, 3 month U.S. LIBOR + 0.980% 1.1653% 4/19/34 (b)(c)(d)	7,544,000	7,549,635
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 1.2143% 4/20/33 (b)(c)(d)	5,410,000	5,405,769
Taconic Park CLO, Ltd. Series 2020-1A Class A1R, 3 month U.S. LIBOR + 1.000% 1.1343% 1/20/29 (b)(c)(d)	4,342,000	4,344,240
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 0.946% 9/25/34 (c)(d)	8,753	8,188
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)(c)	6,193,712	6,155,748
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	7,664,383	7,591,195
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 1.4043% 7/20/32 (b)(c)(d)	6,552,000	6,552,308
Voya CLO Ltd./Voya CLO LLC:
Series 2020-3A Class A1, 3 month U.S. LIBOR + 1.300% 1.4343% 10/20/31 (b)(c)(d)	8,400,000	8,400,000
Series 2021-2A Class A1R, 3 month U.S. LIBOR + 1.160% 1.2491% 7/19/34 (b)(c)(d)	4,164,000	4,164,670
Series 2021-3A Class AR, 3 month U.S. LIBOR + 1.150% 1.15% 10/20/34 (b)(c)(d)	8,522,000	8,522,000
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 1.2605% 7/16/34 (b)(c)(d)	4,205,000	4,206,501
TOTAL ASSET-BACKED SECURITIES (Cost $415,253,821)		415,507,948

Collateralized Mortgage Obligations - 0.0%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.0%
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 1.0386% 7/20/34 (c)(d)	2,030	1,987

U.S. Government Agency - 0.0%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	79,422	82,788
Series 1999-57 Class PH, 6.5% 12/25/29	120,553	134,205
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2013-H06 Class HA, 1.65% 1/20/63 (g)	40,294	40,497
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 39.6922% 6/16/37 (c)(h)	12,435	21,925
TOTAL U.S. GOVERNMENT AGENCY		279,415
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $244,104)		281,402

Commercial Mortgage Securities - 3.0%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater sequential payer Series 2020-JGDN Class A, 1 month U.S. LIBOR + 2.750% 2.834% 11/15/30 (b)(c)(d)	5,790,000	5,869,479
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (b)	3,856,000	3,992,859
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)	865,000	886,322
Class CNM, 3.8425% 11/5/32 (b)(c)	358,000	363,227
BANK sequential payer:
Series 2018-BN10 Class A5, 3.688% 2/15/61	385,000	426,342
Series 2019-BN21 Class A5, 2.851% 10/17/52	658,000	697,024
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	1,371,000	1,559,498
Series 2019-B10 Class A4, 3.717% 3/15/62	1,271,000	1,420,148
Series 2018-B8 Class A5, 4.2317% 1/15/52	9,399,000	10,797,976
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 2.134% 11/15/28 (b)(c)(d)	3,518,000	3,555,292
BX Commercial Mortgage Trust:
floater Series 2020-BXLP:
Class B, 1 month U.S. LIBOR + 1.000% 1.084% 12/15/36 (b)(c)(d)	3,252,311	3,251,286
Class C, 1 month U.S. LIBOR + 1.120% 1.204% 12/15/36 (b)(c)(d)	2,594,291	2,593,475
Class D, 1 month U.S. LIBOR + 1.250% 1.334% 12/15/36 (b)(c)(d)	4,024,608	4,023,345
floater sequential payer:
Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.884% 12/15/36 (b)(c)(d)	8,917,359	8,925,756
Series 2020-FOX Class A, 1 month U.S. LIBOR + 1.000% 1.084% 11/15/32 (b)(c)(d)	4,935,120	4,944,367
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 2.709% 9/15/37 (b)(c)(d)	1,756,987	1,484,999
Series 2018-IND:
Class B, 1 month U.S. LIBOR + 0.900% 0.984% 11/15/35 (b)(c)(d)	1,117,900	1,118,576
Class F, 1 month U.S. LIBOR + 1.800% 1.884% 11/15/35 (b)(c)(d)	2,048,200	2,051,867
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 1.384% 4/15/34 (b)(c)(d)	3,284,000	3,282,023
Class C, 1 month U.S. LIBOR + 1.600% 1.684% 4/15/34 (b)(c)(d)	2,171,000	2,164,242
Class D, 1 month U.S. LIBOR + 1.900% 1.984% 4/15/34 (b)(c)(d)	2,279,000	2,273,336
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 1.164% 10/15/36 (b)(c)(d)	2,734,073	2,735,788
Class C, 1 month U.S. LIBOR + 1.250% 1.334% 10/15/36 (b)(c)(d)	3,437,474	3,439,635
Class D, 1 month U.S. LIBOR + 1.450% 1.534% 10/15/36 (b)(c)(d)	4,868,135	4,872,529
Class E, 1 month U.S. LIBOR + 1.800% 1.884% 10/15/36 (b)(c)(d)	6,840,485	6,846,664
Series 2020-BXLP Class E, 1 month U.S. LIBOR + 1.600% 1.684% 12/15/36 (b)(c)(d)	3,291,938	3,294,011
floater, sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.084% 4/15/34 (b)(c)(d)	5,400,000	5,399,999
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (b)	10,036,854	10,099,239
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 1.204% 6/15/34 (b)(c)(d)	7,890,407	7,890,405
Class B, 1 month U.S. LIBOR + 1.500% 1.584% 6/15/34 (b)(c)(d)	1,553,660	1,551,784
Class C, 1 month U.S. LIBOR + 1.750% 1.834% 6/15/34 (b)(c)(d)	1,755,189	1,750,777
CIM Retail Portfolio Trust floater Series 2021-RETL:
Class A, 1 month U.S. LIBOR + 1.400% 1.484% 8/15/36 (b)(c)(d)	5,414,000	5,420,740
Class B, 1 month U.S. LIBOR + 1.900% 1.984% 8/15/36 (b)(c)(d)	1,667,000	1,666,981
Class C, 1 month U.S. LIBOR + 2.300% 2.384% 8/15/36 (b)(c)(d)	1,240,000	1,239,986
Class D, 1 month U.S. LIBOR + 3.050% 3.134% 8/15/36 (b)(c)(d)	1,531,000	1,530,983
COMM Mortgage Trust sequential payer Series 2014-CR18 Class A5, 3.828% 7/15/47	1,264,000	1,357,006
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class B, 1 month U.S. LIBOR + 1.230% 1.314% 5/15/36 (b)(c)(d)	3,291,000	3,293,344
Class C, 1 month U.S. LIBOR + 1.430% 1.514% 5/15/36 (b)(c)(d)	792,000	792,562
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	1,972,000	2,026,132
Series 2018-SITE:
Class A, 4.284% 4/15/36 (b)	3,682,000	3,858,097
Class B, 4.5349% 4/15/36 (b)	1,132,000	1,178,903
Class C, 4.9414% 4/15/36 (b)(c)	760,000	786,035
Class D, 4.9414% 4/15/36 (b)(c)	1,519,000	1,529,036
Extended Stay America Trust floater Series 2021-ESH:
Class A, 1 month U.S. LIBOR + 1.080% 1.164% 7/15/38 (b)(c)(d)	3,932,541	3,943,642
Class B, 1 month U.S. LIBOR + 1.380% 1.464% 7/15/38 (b)(c)(d)	2,239,350	2,249,233
Class C, 1 month U.S. LIBOR + 1.700% 1.784% 7/15/38 (b)(c)(d)	1,651,409	1,662,842
Class D, 1 month U.S. LIBOR + 2.250% 2.334% 7/15/38 (b)(c)(d)	3,327,688	3,368,937
GS Mortgage Securities Trust floater Series 2021-IP:
Class A, 1 month U.S. LIBOR + 0.950% 1.15% 10/15/36 (b)(c)(d)	5,085,000	5,085,000
Class B, 1 month U.S. LIBOR + 1.150% 1.35% 10/15/36 (b)(c)(d)	786,000	786,000
Class C, 1 month U.S. LIBOR + 1.550% 1.8% 10/15/36 (b)(c)(d)	648,000	648,000
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (b)	729,000	765,008
Class DFX, 5.3503% 7/5/33 (b)	1,261,000	1,321,547
Class EFX, 5.5422% 7/5/33 (b)	1,533,000	1,584,562
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, 1 month U.S. LIBOR + 0.700% 0.784% 3/15/38 (b)(c)(d)	7,294,000	7,300,853
Class B, 1 month U.S. LIBOR + 0.880% 0.964% 3/15/38 (b)(c)(d)	1,760,000	1,761,654
Class C, 1 month U.S. LIBOR + 1.100% 1.184% 3/15/38 (b)(c)(d)	1,107,000	1,108,329
Class D, 1 month U.S. LIBOR + 1.400% 1.484% 3/15/38 (b)(c)(d)	1,540,000	1,542,929
Class E, 1 month U.S. LIBOR + 1.750% 1.834% 3/15/38 (b)(c)(d)	1,346,000	1,348,557
Merit floater Series 2020-HILL Class A, 1 month U.S. LIBOR + 1.150% 1.234% 8/15/37 (b)(c)(d)	1,803,081	1,803,650
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, 1 month U.S. LIBOR + 1.250% 1.334% 8/15/33 (b)(c)(d)	4,160,105	4,151,639
Class C, 1 month U.S. LIBOR + 1.500% 1.584% 8/15/33 (b)(c)(d)	10,019,706	9,968,951
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	8,381,000	8,738,635
Series 2018-H4 Class A4, 4.31% 12/15/51	6,179,000	7,117,963
Series 2019-MEAD:
Class B, 3.283% 11/10/36 (b)(c)	1,211,000	1,240,760
Class C, 3.283% 11/10/36 (b)(c)	1,162,000	1,174,960
Prima Capital Ltd. floater sequential payer Series 2021-9A Class A, 1 month U.S. LIBOR + 1.450% 1.5374% 12/15/37 (b)(c)(d)	3,833,335	3,833,331
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)	3,265,130	3,707,499
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	5,760,000	5,723,362
Series 2020-LAB Class B, 2.453% 10/10/42 (b)	370,000	370,491
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 1.284% 5/15/31 (b)(c)(d)	4,397,000	4,410,636
sequential payer Series 2015-C26 Class A4, 3.166% 2/15/48	3,348,000	3,559,419
Series 2018-C48 Class A5, 4.302% 1/15/52	2,773,000	3,186,590
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $230,307,124)		231,707,054

Municipal Securities - 0.9%
	Principal Amount (a)	Value ($)
California Gen. Oblig.:
Series 2009:
7.35% 11/1/39	805,000	1,280,060
7.55% 4/1/39	3,585,000	6,040,897
Series 2010, 6.65% 3/1/22	2,180,000	2,237,531
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	2,940,000	4,073,817
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	2,520,000	2,659,736
5.1% 6/1/33	4,805,000	5,600,451
Series 2010-1, 6.63% 2/1/35	12,290,000	15,237,419
Series 2010-3:
6.725% 4/1/35	9,480,000	11,702,319
7.35% 7/1/35	5,540,000	7,032,737
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,240,000	9,275,928
TOTAL MUNICIPAL SECURITIES (Cost $57,295,481)		65,140,895

Foreign Government and Government Agency Obligations - 0.6%
	Principal Amount (a)	Value ($)
Emirate of Abu Dhabi:
3.125% 4/16/30 (b)	6,600,000	7,161,000
3.875% 4/16/50 (b)	5,700,000	6,515,100
Kingdom of Saudi Arabia:
2.9% 10/22/25 (b)	3,150,000	3,346,875
3.25% 10/22/30 (b)	3,150,000	3,367,350
4.5% 4/22/60 (b)	2,400,000	2,862,000
State of Qatar:
3.4% 4/16/25 (b)	3,655,000	3,942,374
3.75% 4/16/30 (b)	7,435,000	8,393,650
4.4% 4/16/50 (b)	7,110,000	8,647,538
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $39,399,615)		44,235,887

Supranational Obligations - 0.1%
	Principal Amount (a)	Value ($)
Corporacion Andina de Fomento 2.375% 5/12/23 (Cost $5,892,866)	5,900,000	6,063,253

Bank Notes - 0.2%
	Principal Amount (a)	Value ($)
Discover Bank:
3.35% 2/6/23	3,206,000	3,321,327
4.682% 8/9/28 (c)	2,761,000	2,937,121
KeyBank NA 6.95% 2/1/28	800,000	1,024,098
Regions Bank 6.45% 6/26/37	7,720,000	10,964,530
TOTAL BANK NOTES (Cost $13,914,347)		18,247,076

Money Market Funds - 15.0%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (i)	852,504,446	852,674,947
Fidelity Securities Lending Cash Central Fund 0.06% (i)(j)	302,604,755	302,635,015
TOTAL MONEY MARKET FUNDS (Cost $1,155,309,568)		1,155,309,962

TOTAL INVESTMENT IN SECURITIES - 111.9% (Cost $8,360,347,365)	8,601,189,957
NET OTHER ASSETS (LIABILITIES) - (11.9)%	(916,215,507)
NET ASSETS - 100.0%	7,684,974,450

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 10/1/51	(10,250,000)	(10,394,677)
2% 10/1/51	(9,800,000)	(9,938,324)
2% 10/1/51	(4,900,000)	(4,969,162)
2% 10/1/51	(4,100,000)	(4,157,870)
3% 10/1/51	(850,000)	(888,160)
3% 10/1/51	(850,000)	(888,160)
3.5% 10/1/51	(1,100,000)	(1,156,819)
3.5% 10/1/51	(1,100,000)	(1,156,819)
3.5% 10/1/51	(1,100,000)	(1,156,819)

TOTAL GINNIE MAE		(34,706,810)

Uniform Mortgage Backed Securities
1.5% 10/1/51	(4,500,000)	(4,371,323)
2% 10/1/51	(8,950,000)	(8,972,934)
2% 10/1/51	(12,650,000)	(12,682,416)
2% 10/1/51	(13,250,000)	(13,283,953)
2% 10/1/51	(5,600,000)	(5,614,350)
2% 10/1/51	(4,200,000)	(4,210,763)
2% 10/1/51	(3,550,000)	(3,559,097)
2% 10/1/51	(13,950,000)	(13,985,747)
2% 10/1/51	(3,550,000)	(3,559,097)
2% 10/1/51	(5,700,000)	(5,714,606)
2% 10/1/51	(12,800,000)	(12,832,800)
2% 10/1/51	(16,200,000)	(16,241,513)
2.5% 10/1/51	(10,800,000)	(11,136,235)
2.5% 10/1/51	(5,600,000)	(5,774,344)
2.5% 10/1/51	(4,700,000)	(4,846,325)
2.5% 10/1/51	(4,675,000)	(4,820,546)
2.5% 10/1/51	(6,775,000)	(6,985,925)
2.5% 10/1/51	(2,600,000)	(2,680,946)
3% 10/1/51	(29,950,000)	(31,343,352)
3% 10/1/51	(3,150,000)	(3,296,546)
3% 10/1/51	(26,800,000)	(28,046,806)
3.5% 10/1/51	(1,350,000)	(1,428,626)
3.5% 10/1/51	(1,350,000)	(1,428,626)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(206,816,876)

TOTAL TBA SALE COMMITMENTS (Proceeds $241,781,861)		(241,523,686)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $991,648,779 or 12.9% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security is on loan at period end.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(h)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	503,469,872	1,679,845,822	1,330,640,750	300,176	3	-	852,674,947	1.3%
Fidelity Securities Lending Cash Central Fund 0.06%	76,593,713	2,845,806,996	2,619,765,694	214,370	-	-	302,635,015	0.9%
Total	580,063,585	4,525,652,818	3,950,406,444	514,546	3	-	1,155,309,962

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Government and Government Agency Obligations, Municipal Securities, Foreign Government and Government Agency Obligations, Supranational Obligations and Bank Notes are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers who make markets in asset backed securities, collateralized mortgage obligations, and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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